Financial instruments - additional disclosures (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Associated companies at fair value through profit and loss [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	$ 192	$ 211
Fair value gains and other adjustments including from divestments recognized in the consolidated income statement		2
Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	(63)	(26)
Fair value adjustments recognized in the consolidated statement of comprehensive income		(2)
Purchases fair value measurement assets	4	34
Disposals fair value measurement assets		(27)
Reclassification fair value measurement assets	(4)
Fair value measurement, carrying value, level 3, at end of period	129	192
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	(63)	(24)
Fund investments [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	338	366
Fair value gains and other adjustments including from divestments recognized in the consolidated income statement	4	70
Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	(78)	(8)
Fair value adjustments recognized in the consolidated statement of comprehensive income		(1)
Purchases fair value measurement assets	11	12
Disposals fair value measurement assets	(12)	(71)
Reclassification fair value measurement assets	(2)	(30)
Fair value measurement, carrying value, level 3, at end of period	261	338
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	(74)	62
Long term financial investments [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	617	460
Fair value gains and other adjustments including from divestments recognized in the consolidated income statement	35	69
Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	(84)	(13)
Fair value adjustments recognized in the consolidated statement of comprehensive income	24	51
Purchases fair value measurement assets	160	137
Disposals fair value measurement assets	(13)	(43)
Reclassification fair value measurement assets	(40)	(44)
Fair value measurement, carrying value, level 3, at end of period	699	617
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	(49)	56
Contingent consideration receivables [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	641	625
Fair value gains and other adjustments including from divestments recognized in the consolidated income statement	53	124
Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement		(44)
Fair value adjustments recognized in the consolidated statement of comprehensive income		(22)
Cash receipts and payments fair value measurement assets	(44)	(42)
Fair value measurement, carrying value, level 3, at end of period	650	641
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	53	80
Contingent consideration payables [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	(1,075)	(1,046)
Fair value gains and other adjustments including from divestments recognized in the consolidated income statement	530	182
Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	(114)	(189)
Fair value adjustments recognized in the consolidated statement of comprehensive income	11	22
Purchases fair value measurement assets	(231)	(88)
Cash receipts and payments fair value measurement assets	44	44
Fair value measurement, carrying value, level 3, at end of period	(835)	(1,075)
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	416	(7)
Other financial liabilities [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	(19)
Fair value gains and other adjustments including from divestments recognized in the consolidated income statement	15
Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	(18)
Purchases fair value measurement assets	(238)
Cash receipts and payments fair value measurement assets	28
Fair value measurement, carrying value, level 3, at end of period	(232)	$ (19)
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	$ (3)